ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)			12 Months Ended
	Aug. 08, 2024	Jul. 22, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering	$ 8,825,368
Net loss			$ 1,580,198	$ 1,291,229	$ (800,563)
Accumulated deficits			2,513,747	933,549
Net cash used in operating activities			$ 6,250,549	$ 1,133,900	$ (638,186)
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued		2,150,000
Shares issued price per share		$ 4.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued	56,342
Shares issued price per share	$ 4.00